Note 25 Medical benefits commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Medical benefits commitments [Line Items]
Medical benefits commitments		€ 1,448	€ 1,377
Medical benefits commitments		1,728	1,448	€ 1,377
Present value of defined benefit obligation [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,448	1,377	1,562
Medical benefits commitments		1,728	1,448	1,377
Present value of defined benefit obligation [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		20	19	24
Present value of defined benefit obligation [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		167	144	131
Present value of defined benefit obligation [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	28	(5)
Present value of defined benefit obligation [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(5)	(215)	(377)
Present value of defined benefit obligation [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	0	0	0
Present value of defined benefit obligation [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(70)	0	(115)
Present value of defined benefit obligation [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		56	(191)	(257)
Present value of defined benefit obligation [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		8	(23)	(4)
Present value of defined benefit obligation [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(70)	(60)	(49)
Present value of defined benefit obligation [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		168	155	90
Present value of defined benefit obligation [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,476	1,494	1,484
Medical benefits commitments		1,744	1,476	1,494
Plan assets [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		165	157	129
Plan assets [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		17	0	1
Plan assets [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	0
Plan assets [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(17)	(144)	(119)
Plan assets [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	(17)	(144)	(119)
Plan assets [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(70)	(60)	(48)
Plan assets [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	(139)	(39)
Plan assets [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		173	167	86
Plan assets [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments		(28)	(116)	77
Medical benefits commitments		(16)	(28)	(116)
Net liability asset [Member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		20	19	24
Net liability asset [Member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		2	(14)	2
Net liability asset [Member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(17)	0	(1)
Net liability asset [Member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	28	(5)
Net liability asset [Member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		12	(71)	(257)
Net liability asset [Member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	17	144	119
Net liability asset [Member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(70)	0	(115)
Net liability asset [Member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		56	(191)	(257)
Net liability asset [Member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		8	(23)	(4)
Net liability asset [Member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	139	39
Net liability asset [Member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(5)	(11)	4
Net liability asset [Member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		€ 0	€ 0	€ 0

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".